Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000009524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class A) — With sales charge
Average Annual Return, Percent	[1]		8.82%	9.14%	6.88%
C000009526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class C) — With CDSC
Average Annual Return, Percent	[2],[3]		12.29%	9.32%	6.72%
C000039882 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class Y)
Average Annual Return, Percent			14.50%	10.45%	7.66%
C000039879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class A) — With sales charge
Average Annual Return, Percent	[4]		11.23%	4.28%	2.79%
C000039881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class C) — With CDSC
Average Annual Return, Percent	[5],[6]		14.85%	4.50%	2.56%
C000082064 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class Y)
Average Annual Return, Percent			17.07%	5.59%	3.58%
Without Sales Load [Member] | C000009524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class A) — Without sales charge
Average Annual Return, Percent			14.24%	10.20%	7.39%
Without Sales Load [Member] | C000009526 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis Global Fund (Class C) — Without CDSC
Average Annual Return, Percent	[2]		13.29%	9.32%	6.72%
Without Sales Load [Member] | C000039879 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class A) — Without sales charge
Average Annual Return, Percent			16.78%	5.30%	3.29%
Without Sales Load [Member] | C000039881 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Davis International Fund (Class C) — Without CDSC
Average Annual Return, Percent	[5]		15.85%	4.50%	2.56%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Average Annual Return, Percent			11.84%	13.06%	8.62%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA
Average Annual Return, Percent			11.93%	10.08%	4.83%

[1]	Reflects 4.75% front-end sales charge.
[2]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[3]	Includes any applicable contingent deferred sales charge (“CDSC”).
[4]	Reflects 4.75% front-end sales charge.
[5]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[6]	Includes any applicable contingent deferred sales charge (“CDSC”).